Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Patent Royalties Payable
Minimum royalties included in Patent installment payables on the consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2025	$1,225
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$13,600